Shareholders' (deficit) / equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' (deficit) / equity
Schedule of amount of common and preferred shares

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2023	369,820,821	23,888,065	525,000	394,233,886
Issued shares for share-based payments exercised	10,585,912	—	—	10,585,912
Conversion of Class B Shares	350,000	(350,000)	350,000	350,000
Cancellation of issued shares	—	(425,000)	(105,000)	(530,000)
Issued as of June 30, 2023	380,756,733	23,113,065	770,000	404,639,798
Treasury shares	—	—	(770,000)	(770,000)
Outstanding as of June 30, 2023	380,756,733	23,113,065	—	403,869,798

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2022	261,244,915	24,413,065	—	285,657,980
Issued shares for share-based payments exercised	8,392,206	—	—	8,392,206
Warrants exercised	10	—	—	10
ELOC commitment shares	262,697	—	—	262,697
Issued as of June 30, 2022	269,899,828	24,413,065	—	294,312,893
Treasury shares	(375,000)	—	—	(375,000)
Treasury shares (due to consolidation)	(879,691)	—	—	(879,691)
Outstanding as of June 30, 2022	268,645,137	24,413,065	—	293,068,202

Schedule of movement of treasury shares

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2023	—	425,000	525,000	950,000
Conversion of Class B shares	—	—	350,000	350,000
Cancellation of Class B shares	—	(425,000)	(105,000)	(530,000)
At June 30, 2023	—	—	770,000	770,000

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2022 and June 30, 2022	1,254,691	—	—	1,254,691